S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Dec. 31, 2025 USD ($) $ / shares shares
Sponsor [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	9,857,142
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Sponsor [Member] | Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	10,733,333
Price Paid or to be Paid for Securities, Total Amount	$ 4,700,000
Sponsor [Member] | Repayment Of Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	300,000
D E H C L L C [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	20,000
Kensington Capital Partners L L C [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	20,000
Sponsor Or An Affiliate Thereof [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 2,000,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.5